GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	$ 328
Intangible assets other than goodwill ending balance	320	$ 328
Research and development costs	245	301	$ 290
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,910	2,316
Acquisitions	52	82
Acquisitions through business combinations (note 2.2.4)		12
Disposals	10	6
Divestment (note 2.3.1)	260
Foreign exchange differences	51	(23)
Transfers to assets held for sale (note 2.3)	23
Transfers and other movements	37	(454)
Fully amortized intangible assets	(29)	(17)
Intangible assets other than goodwill ending balance	1,728	1,910	2,316
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,582)	(1,574)
Disposals	(7)
Divestment (note 2.3.1)	(248)
Amortization charge	87	94
Impairment charge (note 5.3)	4
Foreign exchange differences	(44)	20
Transfers to assets held for sale (note 2.3)	(21)
Transfers and other movements	4	49
Fully amortized intangible assets	29	17
Intangible assets other than goodwill ending balance	(1,408)	(1,582)	(1,574)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	197
Intangible assets other than goodwill ending balance	190	197
Concessions, patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	630	745
Acquisitions	17	17
Acquisitions through business combinations (note 2.2.4)		0
Disposals	8	0
Divestment (note 2.3.1)	251
Foreign exchange differences	16	(8)
Transfers to assets held for sale (note 2.3)	12
Transfers and other movements	37	(107)
Fully amortized intangible assets	(29)	(17)
Intangible assets other than goodwill ending balance	400	630	745
Concessions, patents and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(433)	(452)
Disposals	(7)
Divestment (note 2.3.1)	(239)
Amortization charge	47	53
Impairment charge (note 5.3)	4
Foreign exchange differences	(17)	7
Transfers to assets held for sale (note 2.3)	(12)
Transfers and other movements	4	48
Fully amortized intangible assets	29	17
Intangible assets other than goodwill ending balance	(210)	(433)	(452)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	95
Intangible assets other than goodwill ending balance	90	95
Customer relationships and trade marks | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,133	1,128
Acquisitions	0	0
Acquisitions through business combinations (note 2.2.4)		12
Disposals	0	0
Divestment (note 2.3.1)	9
Foreign exchange differences	24	(11)
Transfers to assets held for sale (note 2.3)	0
Transfers and other movements	0	4
Fully amortized intangible assets	0	0
Intangible assets other than goodwill ending balance	1,148	1,133	1,128
Customer relationships and trade marks | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,038)	(1,038)
Disposals	0
Divestment (note 2.3.1)	(9)
Amortization charge	10	11
Impairment charge (note 5.3)	0
Foreign exchange differences	(19)	11
Transfers to assets held for sale (note 2.3)	0
Transfers and other movements	0	0
Fully amortized intangible assets	0	0
Intangible assets other than goodwill ending balance	(1,058)	(1,038)	(1,038)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	36
Intangible assets other than goodwill ending balance	40	36
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	147	443
Acquisitions	35	65
Acquisitions through business combinations (note 2.2.4)		0
Disposals	2	6
Divestment (note 2.3.1)	0
Foreign exchange differences	11	(4)
Transfers to assets held for sale (note 2.3)	11
Transfers and other movements	0	(351)
Fully amortized intangible assets	0	0
Intangible assets other than goodwill ending balance	180	147	443
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(111)	(84)
Disposals	0
Divestment (note 2.3.1)	0
Amortization charge	30	30
Impairment charge (note 5.3)	0
Foreign exchange differences	(8)	2
Transfers to assets held for sale (note 2.3)	(9)
Transfers and other movements	0	1
Fully amortized intangible assets	0	0
Intangible assets other than goodwill ending balance	(140)	$ (111)	$ (84)
Emission rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Transfers and other movements	$ 158